Financial Assets and Liabilities - Movements in Level 3 Fair Value Remeasurements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 150,670
Ending balance	256,231	€ 150,670
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	150,670	143,296	€ 157,950
Remeasurement recognized in financial income or expense	105,561	7,374	(14,654)
Ending balance	€ 256,231	€ 150,670	€ 143,296